EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic	$ 46,229	279,858	174,887	114,832
Net income attributable to ordinary shareholders - diluted		279,858	174,887	114,832
Weighted average ordinary shares outstanding - basic	245,187,348	245,187,348	243,284,332	241,928,286
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	4,298,936	4,298,936	3,696,669	4,252,916
Weighted average ordinary shares outstanding - diluted	249,486,284	249,486,284	246,981,001	246,181,202
Basic earnings per share (in RMB and USD per share)	$ 0.19	1.14	0.72	0.47
Diluted earnings per share (in RMB and USD per share)	$ 0.19	1.12	0.71	0.47
Outstanding employee options and nonvested restricted stocks			797,981	1,486,533